Accounts Payable, Other Payables and Accruals	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable, Other Payables and Accruals

7.	ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	2019	2018
Accounts payable (a)	$61,898	$-
Accrued payroll and welfare payable	107,284	16,221
VAT and other taxes payable	25,728	1,379
Others (b)	32,655	2,296
	$227,565	$19,896

(a)	Accounts payable primarily include commission payable for students’ referral.
(b)	Others primarily include miscellaneous expenses payable.